Note 11 - Furniture, Fixtures and Equipment (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total lease liabilities	$ 7,800	$ 12,003
Equipment [member]
Statement Line Items [Line Items]
Total lease liabilities		$ 37